Earnings Per Share	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Earnings Per Share
NOTE 31. EARNINGS

PER SHARE

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$	June 30, 2019 A$
Loss after income tax attributable to the owners of Immutep Limited	(29,902,624)	(13,468,232)	(18,343,984)

	Number	Number (Restated)*	Number (Restated)*
Weighted average number of ordinary shares used in calculating basic earnings per share	594,927,440	412,855,961	346,805,822

Weighted average number of ordinary shares used in calculating diluted earnings per share	594,927,440	412,855,961	346,805,822

	Cents	Cents (Restated)*	Cents (Restated)*
Basic earnings per share	(5.03)	(3.26)	(5.29)
Diluted earnings per share	(5.03)	(3.26)	(5.29)

*
The Group updated the 2020 and 2019 EPS figure impact of both the share consolidation of 10 to 1 on November 5, 2019 and the bonus shares issue arising from the capital raising in the fiscal year 2021.

Information concerning other notes and options issued:
The following table summarizes the convertible notes, performance rights, listed options and unlisted options that were not included in the calculation of weighted average number of ordinary shares because they are anti-dilutive for the periods presented.

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$	June 30, 2019 A$
Unlisted options	847,600	38,174,063	38,174,063
Convertible notes	23,806,883	90,109,406	82,626,981
Performance rights	7,563,502	11,837,560	4,941,786
Non-executive director rights	3,100,000	2,700,291	2,150,581
US warrants*	2,065,070	36,337,180	36,337,180

*	1 American Depository Shares (ADS) listed on NASDAQ equals 10 ordinary shares listed on ASX thus the number of warrants on issue have been grossed up.
On November 5, 2019, there was a 10 to 1 share consolidation. The consolidated comparative balance has therefore been adjusted accordingly.